Securitizations and Variable Interest Entities - Additional information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Variable Interest Entity [Line Items]
Cash proceeds from SPEs in new securitizations	¥ 512	¥ 635
Securitization or asset-backed financing arrangement, financial asset for which transfer is accounted as sale, gain on sale	2	0
Debt securities issued by SPEs with an initial fair value	824	708
Cash inflows from third parties on the sale of debt securities	1,106	743
Cumulative balance of financial assets transferred to SPEs	7,919	7,123
Retained interests	208	250
Cash inflows from the SPEs on the retained interests	¥ 43	¥ 28